11. Convertible Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 22, 2018	Jan. 18, 2018
Amortization of discount	$ 234,932	$ 0
Securities Purchase Agreement [Member]
Warrant exercise price	$ 0.75
Warrant expiration date	Jan. 15, 2023
Convertible Note Payable [Member]
Debt issuance date	Jan. 22, 2018
Fair value of warrants issued	$ 838,404
Interest Expense	56,384	$ 0
Amortization of discount	234,932
Convertible Notes Payable [Member]
Convertible debt balance	500,000
Unamortized discount	$ 265,068
Offering [Member] | Security and Pledge Agreement [Member]
Debt issuance date	Jan. 22, 2018
Convertible notes payable, face amount			$ 500,000
Warrants issued	384,615
Fair value of warrants issued	$ 838,404
Offering [Member] | Notes [Member]
Debt issuance date	Jan. 18, 2018
Convertible notes payable, face amount				$ 1,000,000
Debt stated interest rate				12.00%
Conversion price per share				$ .65
Debt maturity date	Jan. 15, 2020